Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions		Sep. 30, 2020	Mar. 31, 2020
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,689.2	¥ 1,803.7
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,455.9	1,553.5
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	212.4	230.2
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	7.2	8.1
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	0.1	0.1
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	10.3	8.7
Other [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 3.3	¥ 3.1

[1]	Includes both written and purchased positions.